13. Intangible Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	R$ 3,371,599	R$ 3,293,935	R$ 3,158,113
Intangible assets, additions	801,971	651,171	609,600
Intangible assets, amortization	(571,711)	(554,924)	(490,464)
Intangible assets, transfer	(10,253)	(4,631)	(2,520)
Intangible assets, write-offs and disposals	(3)	(2,749)	(78)
Intangible assets, effect of foreign currency exchange rate variation	2,253	(11,203)	19,284
Opening balance CBLSA	133,617
Intangible assets, ending balance	3,727,473	3,371,599	3,293,935
Cost
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	5,975,474	5,511,288	4,879,662
Intangible assets, additions	801,971	651,171	609,600
Intangible assets, amortization	0	0	0
Intangible assets, transfer	2,379	(169,057)	376
Intangible assets, write-offs and disposals	(3,151)	(3,315)	(346)
Intangible assets, effect of foreign currency exchange rate variation	3,960	(14,613)	21,996
Opening balance CBLSA	165,725
Intangible assets, ending balance	6,946,358	5,975,474	5,511,288
Cost | Goodwill
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	1,454,484	1,456,179	1,456,179
Intangible assets, additions	0	0	0
Intangible assets, amortization	0	0	0
Intangible assets, transfer	0	0	0
Intangible assets, write-offs and disposals	0	(1,695)	0
Intangible assets, effect of foreign currency exchange rate variation	0	0	0
Opening balance CBLSA	123,673
Intangible assets, ending balance	1,578,157	1,454,484	1,456,179
Cost | Software
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	641,691	539,522	451,936
Intangible assets, additions	207,703	99,734	82,612
Intangible assets, amortization	0		0
Intangible assets, transfer	2,447	7,601	453
Intangible assets, write-offs and disposals	(1,193)	(7)	(59)
Intangible assets, effect of foreign currency exchange rate variation	2,431	(5,159)	4,580
Opening balance CBLSA	0
Intangible assets, ending balance	853,079	641,691	539,522
Cost | Technology
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	32,617	32,617	32,617
Intangible assets, additions	0	0	0
Intangible assets, amortization	0	0	0
Intangible assets, transfer	0	0	0
Intangible assets, write-offs and disposals	0	0	0
Intangible assets, effect of foreign currency exchange rate variation	0	0	0
Opening balance CBLSA	0
Intangible assets, ending balance	32,617	32,617	32,617
Cost | Commercial property rights
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	43,258	36,588	31,881
Intangible assets, additions	13,837	7,303	4,994
Intangible assets, amortization	0	0	0
Intangible assets, transfer	(68)		0
Intangible assets, write-offs and disposals	(1,958)	(633)	(287)
Intangible assets, effect of foreign currency exchange rate variation	0	0	0
Opening balance CBLSA	0
Intangible assets, ending balance	55,069	43,258	36,588
Cost | Distribution rights
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	3,651,316	3,278,487	2,762,985
Intangible assets, additions	580,011	543,527	515,502
Intangible assets, amortization	0	0	0
Intangible assets, transfer	0	(170,698)	0
Intangible assets, write-offs and disposals	0	0	0
Intangible assets, effect of foreign currency exchange rate variation	0	0	0
Opening balance CBLSA	42,052
Intangible assets, ending balance	4,273,379	3,651,316	3,278,487
Cost | Brands
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	112,936	120,944	105,458
Intangible assets, additions	0	0	0
Intangible assets, amortization	0	0	0
Intangible assets, transfer	0	0	2
Intangible assets, write-offs and disposals	0	0	0
Intangible assets, effect of foreign currency exchange rate variation	607	(8,008)	15,484
Opening balance CBLSA	0
Intangible assets, ending balance	113,543	112,936	120,944
Cost | Others
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	39,172	46,951	38,606
Intangible assets, additions	420	607	6,492
Intangible assets, amortization	0	0	0
Intangible assets, transfer	0	(5,960)	(79)
Intangible assets, write-offs and disposals	0	(980)	0
Intangible assets, effect of foreign currency exchange rate variation	922	(1,446)	1,932
Opening balance CBLSA	0
Intangible assets, ending balance	40,514	39,172	46,951
Accumulated amortization
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	(2,603,875)	(2,217,353)	(1,721,549)
Intangible assets, additions	0	0	0
Intangible assets, amortization	(571,711)	(554,924)	(490,464)
Intangible assets, transfer	(12,632)	164,426	(2,896)
Intangible assets, write-offs and disposals	3,148	566	268
Intangible assets, effect of foreign currency exchange rate variation	(1,707)	3,410	(2,712)
Opening balance CBLSA	(32,108)
Intangible assets, ending balance	(3,218,885)	(2,603,875)	(2,217,353)
Accumulated amortization | Software
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	(396,702)	(350,760)	(303,780)
Intangible assets, additions	0	0	0
Intangible assets, amortization	(59,579)	(49,380)	(44,346)
Intangible assets, transfer	(5)	(2)	0
Intangible assets, write-offs and disposals	1,191	7	59
Intangible assets, effect of foreign currency exchange rate variation	(1,704)	3,433	(2,693)
Opening balance CBLSA	0
Intangible assets, ending balance	(456,799)	(396,702)	(350,760)
Accumulated amortization | Technology
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	(32,469)	(31,256)	(29,471)
Intangible assets, additions	0	0	0
Intangible assets, amortization	(72)	(1,213)	(1,785)
Intangible assets, transfer	0	0	0
Intangible assets, write-offs and disposals	0	0	0
Intangible assets, effect of foreign currency exchange rate variation	0	0	0
Opening balance CBLSA	0
Intangible assets, ending balance	(32,541)	(32,469)	(31,256)
Accumulated amortization | Commercial property rights
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	(19,568)	(16,979)	(14,545)
Intangible assets, additions	0	0	0
Intangible assets, amortization	(3,689)	(3,148)	(2,643)
Intangible assets, transfer	8	0	0
Intangible assets, write-offs and disposals	1,957	559	209
Intangible assets, effect of foreign currency exchange rate variation	0	0	0
Opening balance CBLSA	0
Intangible assets, ending balance	(21,292)	(19,568)	(16,979)
Accumulated amortization | Distribution rights
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	(2,131,826)	(1,802,989)	(1,366,128)
Intangible assets, additions	0	0	0
Intangible assets, amortization	(500,488)	(493,348)	(433,869)
Intangible assets, transfer	(12,635)	164,511	(2,992)
Intangible assets, write-offs and disposals	0	0	0
Intangible assets, effect of foreign currency exchange rate variation	0	0	0
Opening balance CBLSA	(32,108)
Intangible assets, ending balance	(2,677,057)	(2,131,826)	(1,802,989)
Accumulated amortization | Others
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	(23,310)	(15,369)	(7,625)
Intangible assets, additions	0	0	0
Intangible assets, amortization	(7,883)	(7,835)	(7,821)
Intangible assets, transfer	0	(83)	96
Intangible assets, write-offs and disposals	0	0	0
Intangible assets, effect of foreign currency exchange rate variation	(3)	(23)	(19)
Opening balance CBLSA	0
Intangible assets, ending balance	R$ (31,196)	R$ (23,310)	R$ (15,369)